CONSOLIDATED STATEMENT OF OPERATIONS - USD ($)			3 Months Ended	9 Months Ended
	Mar. 31, 2019		Mar. 31, 2020	Dec. 31, 2019
General and administrative expenses			$ 39,496,000
Loss from operations			(66,117,000)
Loss before income tax provision			(68,468,000)
Provision for income tax			9,000
Net loss			$ (68,680,000)
Basic and diluted weighted-average common shares outstanding			390,620
Net income per common stock, basic and diluted			$ (0.18)
Diamond eagle acquisition
General and administrative expenses	$ 675		$ 718,799	$ 1,857,305
Loss from operations	(675)		(718,799)	(1,857,305)
Other income - interest on Trust Account			1,444,499	5,111,208
Loss before income tax provision	(675)		725,700	3,253,903
Provision for income tax	0		246,289	944,494
Net loss	$ (675)		479,411	$ 2,309,409
Diamond eagle acquisition | Class A ordinary shares
Provision for income tax			$ 246,289,000
Basic and diluted weighted-average common shares outstanding			40,000,000	40,000,000
Net income per common stock, basic and diluted				$ 0.09
Diamond eagle acquisition | Class B ordinary shares
Basic and diluted weighted-average common shares outstanding	8,750,000	[1]	10,000,000	10,010,045
Net income per common stock, basic and diluted			$ (0.04)	$ (0.15)

[1]	This number excludes an aggregate of up to 1,312,500 shares of Class B common stock subject to forfeiture if the over-allotment option is not exercised by the underwriters.